Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Value Fund

Investor Class Shares (HRTVX)

Institutional Class Shares (HNTVX)

Supplement Dated August 1, 2015 to

Prospectus Dated May 1, 2015

Change in Portfolio Management of the Heartland Value Fund

Effective August 1, 2015, Adam J. Peck was named as a Co-Portfolio Manager of the Heartland Value Fund, replacing Bradford A. Evans who has stepped down as a Portfolio Manager of the Fund. William J. Nasgovitz will continue to manage the Fund with Mr. Peck.

The information under the heading “Fund Summary Section - Heartland Value Fund - Portfolio Managers” in the Fund’s Prospectus is deleted and replaced with the following:

The Value Fund is managed by a team of investment professionals, which consists of William (“Bill”) J. Nasgovitz and Adam J. Peck.

Mr. Bill Nasgovitz has been a Portfolio Manager of the Value Fund since commencement of its operations in 1984. Mr. Bill Nasgovitz is the Chairman and Chief Investment Officer of Heartland Advisors and is the President and a Director of Heartland Funds.

Mr. Peck has served as a Portfolio Manager of the Value Fund since August 2015. Mr. Peck is a Vice President of Heartland Advisors.

The information under the heading “Management of the Funds - Portfolio Managers – Value Fund” in the Fund’s Prospectus is deleted and replaced with the following:

Value Fund. The Value Fund is managed by a team of investment professionals, which consists of Bill J. Nasgovitz and Adam J. Peck. The team jointly develops and implements investment strategies for the Value Fund.

Mr. Bill Nasgovitz has been a Portfolio Manager of the Value Fund since commencement of its operations in 1984. Mr. Bill Nasgovitz also serves as Portfolio Manager for advisory clients. He previously served as a Portfolio Manager for the International Value Fund from the Fund’s commencement in October 2010 until April 2015. He is the Chairman and Chief Investment Officer of Heartland Advisors and is the President and a Director of Heartland.

Mr. Peck, a Chartered Financial Analyst (CFA), has served as a Portfolio Manager of the Value Plus Fund since August 2007 and the Value Fund since August 2015. He currently holds the position of Vice President and Portfolio Manager with Heartland Advisors. He also serves as Portfolio Manager for Heartland Advisors’ advisory clients. Prior to joining Heartland Advisors, Mr. Peck was a founding partner at Coral Gables Financial Corporation and was a Senior Investment Analyst there in 2004. Previously, he was a Senior Investment Associate at Northern Trust Bank of Florida from 2000 to 2004.

The information under the heading “Management of the Funds - Portfolio Managers – Value Plus Fund” in the Fund’s Prospectus is deleted and replaced with the following:

Value Plus Fund. The Value Plus Fund is managed by a team of investment professionals, which consists of Bradford A. Evans and Adam J. Peck. The team jointly develops and implements investment strategies for the Value Plus Fund.

Mr. Evans, a Chartered Financial Analyst (CFA), has served as a Portfolio Manager of the Value Plus Fund since May 2006 and also serves as Portfolio Manager for Heartland Advisors’ advisory clients. He previously served as a Portfolio Manager of the Value Fund from June 2004 to August 2015. Mr. Evans is a Senior Vice President, Director, Portfolio Manager, and Director of Equity Research for Heartland Advisors, having rejoined the firm in June 2004 after serving as Vice President and Research Analyst for High Rock Capital, LLC from April 2001 to June 2004. He had previously been employed by Heartland Advisors from January 1996 to April 2001, first as a Research Associate and then as a Research Analyst.

Mr. Peck, a Chartered Financial Analyst (CFA), has served as a Portfolio Manager of the Value Plus Fund since August 2007 and the Value Fund since August 2015. He currently holds the position of Vice President and Portfolio Manager with Heartland Advisors. He also serves as Portfolio Manager for Heartland Advisors’ advisory clients. Prior to joining Heartland Advisors, Mr. Peck was a founding partner at Coral Gables Financial Corporation and was a Senior Investment Analyst there in 2004. Previously, he was a Senior Investment Associate at Northern Trust Bank of Florida from 2000 to 2004.

The Statement of Additional Information (“SAI”) for the Fund provides additional information about the Portfolio Managers’ compensation, other accounts they manage, and their ownership of Fund shares.

Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund – Heartland Mid Cap Value Fund – Heartland Value

Plus Fund – Heartland Value Fund – Heartland International Value Fund

Supplement Dated August 1, 2015 to

Statement of Additional Information Dated May 1, 2015

Change in Portfolio Management of the Heartland Value Fund

Effective August 1, 2015, Adam J. Peck was named as a Co-Portfolio Manager of the Heartland Value Fund, replacing Bradford A. Evans who has stepped down as a Portfolio Manager of the Fund. William J. Nasgovitz will continue to manage the Fund with Mr. Peck.

The information under the heading “Management – Portfolio Managers – Value Fund” in the Fund’s SAI is deleted and replaced with the following:

Value Fund: William (“Bill”) J. Nasgovitz

Adam J. Peck

The information under the heading “Management - Portfolio Managers - Portfolio Manager Ownership of Fund Shares” in the Fund’s SAI is hereby amended with the following information:

Portfolio Manager Ownership of Fund Shares. The table below sets forth the dollar range of shares of each Fund owned, directly and indirectly, by each portfolio manager as of June 30, 2015.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Heartland Funds

Bradford A. Evans	None (Select Value) None (Mid Cap Value) $500,001 - $1,000,000 (Value Plus) $100,001 - $500,000 (Value) None (International Value)	$500,001 - $1,000,000

David C. Fondrie	$500,001 - $1,000,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $100,001 - $500,000 (Value) $100,001 - $500,000 (International Value)	Over $1,000,000

Michael F. Jolin	None (Select Value) None (Mid Cap Value) None (Value Plus) None (Value) None (International Value)	None

Colin P. McWey	$100,001 - $500,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $50,001 - $100,000 (Value) $50,001 - $100,000 (International Value)	$500,001 - $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Heartland Funds

William (“Bill”) J. Nasgovitz	Over $1,000,000 (Select Value) None (Mid Cap Value) Over $1,000,000 (Value Plus) Over $1,000,000 (Value) Over $1,000,000 (International Value)	Over $1,000,000

William (“Will”) R. Nasgovitz	$100,001 - $500,000 (Select Value) $100,001 - $500,000 (Mid Cap Value) $100,001 - $500,000 (Value Plus) $100,001 - $500,000 (Value) $100,001 - $500,000 (International Value)	Over $1,000,000

Adam J. Peck	None (Select Value) $50,001 - $100,000 (Mid Cap Value) $500,001 - $1,000,000 (Value Plus) $1 - $10,000 (Value) None (International Value)	$500,001 - $1,000,000

Robert C. Sharpe	None (Select Value) $1-$10,000 (Mid Cap Value) None (Value Plus) None (Value) $100,001 - $500,000 (International Value)	$100,001 - $500,000